Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop and Lease Real Estate) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Current assets		¥ 5,426,979	¥ 4,957,228
Property, plant and equipment		9,551,921	9,801,470
Investments and other assets		6,057,031	5,943,729
Current liabilities		3,741,128	3,721,688
Long-term liabilities		6,009,624	5,902,657
VIEs established to develop and lease real estate
Variable Interest Entity [Line Items]
Current assets	[1],[2]	21,550	29,821
Property, plant and equipment	[1],[2]	168,252	188,854
Investments and other assets	[1],[2]	2,766	2,489
Current liabilities	[1],[2]	2,648	3,502
Long-term liabilities	[1],[2]	¥ 65,196	¥ 80,986

[1]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the VIEs' land and buildings totaling ¥238,280 million and ¥230,636 million at March 31, 2015 and 2016, respectively.
[2]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included "Land" totaling ¥133,913 million and ¥122,878 million, "Current portion of long-term debt" totaling ¥825 million and ¥800 million, and "Long-term debt" totaling ¥51,791 million and ¥37,300 million at March 31, 2015 and 2016, respectively.